                                              Supplement to Prospectus Dated May 1, 2004
                                                     Supplement dated June 2, 2004

This Supplement should be retained with the current Prospectus for your annuity contract issued by American Skandia Life Assurance
Corporation ("American Skandia").  If you do not have a current Prospectus, please contact American Skandia at 1-800-766-4530.

The following is added as an appendix to your prospectus:

                                                     APPENDIX H: HYPOTHETICAL ILLUSTRATIONS

The illustrations set out in the following tables depict hypothetical values based on the following salient assumptions:

We assume that (i) the contract was issued to a male who was 60 years old on the Issue Date, (ii) he made a single Purchase Payment of $100,000 on the Issue Date, and (iii) he took no withdrawals during the time period illustrated.

To calculate the Annuity Values  illustrated on the following pages, we start with certain  hypothetical  rates of return (i.e.,  gross rates of return  equal to 0%, 6% and 10%  annually).  The  hypothetical  gross  rates of return  are first  reduced  by the  arithmetic average fees of the mutual funds  underlying the variable  investment  options.  To compute the  arithmetic  average of the fees of the underlying  mutual funds, we added the investment  management fees, other expenses,  and any 12b-1 fees of each underlying  mutual fund and then divided that sum by the number of mutual fund options within the annuity  product.  In other words, we assumed  hypothetically that values are allocated  equally among the variable  investment  options.  If you  allocated  the Annuity Value  unequally  among the variable  investment  options,  that would affect the amount of mutual fund fees that you bear indirectly,  and thereby would influence the values under your annuity  contract.  Based on the fees of the  underlying  mutual funds as of December 31, 2003 (not giving effect to the expense  reimbursements  or expense  waivers that are described in the prospectus fee table),  the arithmetic  average fund fees were equal to 1.40%  annually.  If we did take  expense  reimbursements  and waivers  into  account  here,  that would have lowered the arithmetic  average,  and thereby  increased the illustrated  values.  The  hypothetical  gross rates of return are next reduced by the
Insurance Charge, the Distribution  Charge (as applicable) and the charge for the Combination 5% Roll-Up and Highest  Anniversary Value
Death Benefit.  Finally,  the Annuity Value is reduced by the Annual  Maintenance Fee and the charge for the Guaranteed  Minimum Income
Benefit.  The hypothetical  gross rates of return of 0%, 6% and 10% annually,  when reduced by the arithmetic  average mutual fund fees and the  Insurance  Charge,  the  Distribution  Charge (as  applicable)  and the  charge for the  Combination  5% Roll-up  and  Highest
Anniversary Value Death Benefit,  correspond to net annual rates of return of 7.14%, 3.25% and -2.60%,  respectively in the first eight
Annuity  years,  and 7.78%,  3.86% and  -2.02%,  respectively  in all  subsequent  years.  These net rates of return do not reflect the
Annual  Maintenance  Fee  or  the  charge  for  the  Guaranteed  Minimum  Income  Benefit.  If  those  charges  were  reflected  in the above-referenced  net returns,  then the net returns would be lower.  An "N/A" in these columns  indicates  that the benefit  cannot be exercised  in that  year.  A "0" in these  columns  indicates  the  contract  has  terminated  due to  insufficient  account  value and consequently, the guaranteed benefit has no value.

The values that you actually  experience  under a contract will be different  from what is depicted here if any of the  assumptions  we make here differ from your circumstances.  We will provide you with a personalized illustration upon request.

Please see your  prospectus  for the  meaning of the terms used here and for a  description  of how the  various  illustrated  features operate.

                                              American Skandia Life Assurance Corporation
                                                    A Prudential Financial Company
                                                           1 Corporate Drive
                                                           Shelton, CT 06484

                                                            1-800-766-4530

Choice 2000 - SUPP (06/02/04)                                 1                                                          CH2000Sup1

Advisors Choice 2000
$100,000 Single contribution and no withdrawals
Male, issue age 60
Benefits:
                Combination 5% Roll and Highest Anniversary Value Death Benefit
                Guaranteed Minimum Income Benefit

10% Assumed Rate Of Return
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      Year         Owner Age    Annuity Value Surrender Value Combination 5% Protected Value GMIB              Projected
                                                               Roll-up and                   Guaranteed        Contract
                                                                 Highest                     Annual Payout  Annual Annuity
                                                               Anniversary                   for Single       Payout for
                                                               Value Death                   Life with 10     Single Life
                                                                 Benefit                     year Period     Annuity with
                                                                                             Certain        10 Year Period
                                                                                                              Certain
--------------------------------------------------------------------------------------------------------------------------
               1             61        106,701        106,701        106,701        105,000            N/A            N/A
               2             62        113,860        113,860        113,860        110,250            N/A            N/A
               3             63        121,509        121,509        121,509        115,763            N/A            N/A
               4             64        129,681        129,681        129,681        121,551            N/A            N/A
               5             65        138,413        138,413        138,413        127,628            N/A            N/A
               6             66        147,744        147,744        147,744        134,010            N/A            N/A
               7             67        157,715        157,715        157,715        140,710          7,488         10,728
               8             68        168,371        168,371        168,371        147,746          8,076         11,736
               9             69        179,760        179,760        179,760        155,133          8,712         12,864
              10             70        191,932        191,932        191,932        162,889          9,936         14,088
              15             75        266,615        266,615        266,615        200,000         13,992         22,284
              20             80        371,897        371,897        371,897        200,000         15,636         34,260
              25             85        521,035        521,035        521,035        200,000         17,820         53,016
              30             90        732,296        732,296        732,296        200,000         19,428         79,692
              35             95      1,031,641      1,031,641      1,031,641        200,000         20,736        116,604
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6% Assumed Rate of Return
--------------------------------------------------------------------------------------------------------------------------
      Year         Owner Age    Annuity Value Surrender Value Combination 5% Protected Value GMIB              Projected
                                                               Roll-up and                   Guaranteed        Contract
                                                                 Highest                     Annual Payout  Annual Annuity
                                                               Anniversary                   for Single       Payout for
                                                               Value Death                   Life with 10     Single Life
                                                                 Benefit                     year Period     Annuity with
                                                                                             Certain        10 Year Period
                                                                                                              Certain
--------------------------------------------------------------------------------------------------------------------------
               1             61        102,803        102,803        105,000        105,000            N/A            N/A
               2             62        105,673        105,673        110,250        110,250            N/A            N/A
               3             63        108,611        108,611        115,763        115,763            N/A            N/A
               4             64        111,619        111,619        121,551        121,551            N/A            N/A
               5             65        114,696        114,696        127,628        127,628            N/A            N/A
               6             66        117,845        117,845        134,010        134,010            N/A            N/A
               7             67        121,065        121,065        140,710        140,710          7,488          8,232
               8             68        124,357        124,357        147,746        147,746          8,076          8,676
               9             69        127,723        127,723        155,133        155,133          8,712          9,132
              10             70        131,163        131,163        162,889        162,889          9,936          9,624
              15             75        149,498        149,498        207,893        200,000         13,992         12,492
              20             80        170,624        170,624        265,330        200,000         15,636         15,720
              25             85        195,492        195,492        265,330        200,000         17,820         19,896
              30             90        224,763        224,763        265,330        200,000         19,428         24,456
              35             95        259,299        259,299        265,330        200,000         20,736         29,304
--------------------------------------------------------------------------------------------------------------------------

0% Assumed Rate of Return
--------------------------------------------------------------------------------------------------------------------------
      Year         Owner Age    Annuity Value Surrender Value Combination 5% Protected Value GMIB              Projected
                                                               Roll-up and                   Guaranteed        Contract
                                                                 Highest                     Annual Payout  Annual Annuity
                                                               Anniversary                   for Single       Payout for
                                                               Value Death                   Life with 10     Single Life
                                                                 Benefit                     year Period     Annuity with
                                                                                             Certain        10 Year Period
                                                                                                              Certain
--------------------------------------------------------------------------------------------------------------------------
               1             61         96,955         96,955        105,000        105,000            N/A            N/A
               2             62         93,961         93,961        110,250        110,250            N/A            N/A
               3             63         91,016         91,016        115,763        115,763            N/A            N/A
               4             64         88,118         88,118        121,551        121,551            N/A            N/A
               5             65         85,264         85,264        127,628        127,628            N/A            N/A
               6             66         82,451         82,451        134,010        134,010            N/A            N/A
               7             67         79,676         79,676        140,710        140,710          7,488          5,412
               8             68         76,938         76,938        147,746        147,746          8,076          5,364
               9             69         74,233         74,233        155,133        155,133          8,712          5,316
              10             70         71,558         71,558        162,889        162,889          9,936          5,256
              15             75         58,568         58,568        207,893        200,000         13,992          4,896
              20             80         46,727         46,727        265,330        200,000         15,636          4,308
              25             85         36,180         36,180        265,330        200,000         17,820          3,684
              30             90         26,903         26,903        265,330        200,000         19,428          2,928
              35             95         18,827         18,827        265,330        200,000         20,736          2,124
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